Litigations and unrecognized contractual commitments - France (Details) - FRANCE € in Millions	Jun. 17, 2020 EUR (€)	Jul. 01, 2020 item
Digicel, anti-competitive practices action [member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements | €	€ 180
Damages sought | €	€ 224
Evaluation and Compensation Committee, individual requests received from natural persons [member]
Disclosure of contingent liabilities [line items]
Individual requests received | item		740
Individual requests received, closed subsequent to agreement | item		220